Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	R 2,730,749	R 2,249,890
Accumulated depreciation	(1,442,357)	(1,204,397)
Carrying value	1,288,392	1,045,493
Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	176,537	163,345
Accumulated depreciation	(74,270)	(71,646)
Carrying value	102,267	91,699
Total	1,390,659	1,137,192
Land and Property [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	141,873	35,824
Accumulated depreciation	(21,858)	(18,082)
Carrying value	120,015	17,742
Land and Property [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	112,516	89,840
Accumulated depreciation	(48,128)	(37,207)
Carrying value	64,388	52,633
Total	184,403	70,375
Plant, equipment and vehicles [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	132,870	92,314
Accumulated depreciation	(101,426)	(72,163)
Carrying value	31,444	20,151
Plant, equipment and vehicles [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	43,435	54,396
Accumulated depreciation	(10,927)	(20,403)
Carrying value	32,508	33,993
Total	63,952	54,144
IT equipment [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	100,299	58,450
Accumulated depreciation	(50,932)	(33,180)
Carrying value	49,367	25,270
IT equipment [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	20,586	19,109
Accumulated depreciation	(15,215)	(14,036)
Carrying value	5,371	5,073
Total	54,738	30,343
Capitalized telematics devices – Work-in- Progress1 [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	138,405	104,475
Accumulated depreciation
Carrying value	138,405	104,475
Capitalized telematics devices – Work-in- Progress1 [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total	138,405	104,475
Capitalized telematics devices – Uninstalled1 [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	173,871	116,422
Accumulated depreciation
Carrying value	173,871	116,422
Capitalized telematics devices – Uninstalled1 [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total	173,871	116,422
Capitalized telematics devices - Installed [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	2,039,265	1,842,405
Accumulated depreciation	(1,268,141)	(1,080,972)
Carrying value	771,124	761,433
Capitalized telematics devices - Installed [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total	771,124	761,433
Construction in progress [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	4,166
Accumulated depreciation
Carrying value	4,166
Construction in progress [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total	R 4,166